RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions involving Brookfield, which includes Brookfield Corporation’s subsidiaries, included in the statements of operations:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024	2023	2024	2023
Credit agreement fees to Brookfield	$—	$—	$—	$—
Support agreement fees to Brookfield	—	—	—	—
Rights agreement fees to Brookfield	—	—	—	—
Administration fees to Brookfield	1.4	1.7	4.8	3.4
Investment management fees to Brookfield	40.9	15.0	61.8	30.0
Licensing agreement fees to Brookfield	—	—	—	—
Outsourcing fees to Brookfield	—	0.2	0.1	0.9